Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 167,268	£ 165,213
Collateral value, stock	167,234	165,176
Loan-to-value, stage 3	1,450	1,767
Collateral value, stage 3	1,441	1,756
Loan-to-value, new business	25,232	14,918
Collateral value, new business	25,232	14,918
Collateral against loans in negative equity	240	244
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	137	172
Loan-to-value, stage 3	57	78
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	75,743	76,122
Loan-to-value, stage 3	705	880
Loan-to-value, new business	5,373	3,407
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	29	33
Loan-to-value, stage 3	10	13
>50-60%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	33,122	33,067
Loan-to-value, stage 3	270	317
Loan-to-value, new business	4,375	2,394
>50-60% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	17	21
Loan-to-value, stage 3	6	8
>60-70%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	27,776	29,171
Loan-to-value, stage 3	210	254
Loan-to-value, new business	3,803	2,311
>60-70% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	21	27
Loan-to-value, stage 3	9	10
>70-80%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	18,466	17,132
Loan-to-value, stage 3	122	150
Loan-to-value, new business	5,214	3,458
>70-80% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	19	27
Loan-to-value, stage 3	7	12
>80-90%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	9,385	7,989
Loan-to-value, stage 3	64	72
Loan-to-value, new business	4,352	2,445
>80-90% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	15	19
Loan-to-value, stage 3	7	8
>90-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	2,503	1,452
Loan-to-value, stage 3	30	38
Loan-to-value, new business	2,099	888
>90-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	10	12
Loan-to-value, stage 3	4	7
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	273	280
Loan-to-value, stage 3	49	56
Loan-to-value, new business	16	15
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	26	33
Loan-to-value, stage 3	£ 14	£ 20
Average LTV - Balance weighted
Disclosure of credit risk exposure [line items]
Average balance weighted LTV, stock	52.00%	51.00%
Average balance weighted LTV, stage 3	52.00%	51.00%
Average balance weighted LTV, new business	65.00%	64.00%